Eaton Vance
Focused Global Opportunities Fund
August 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.4%
Security	Shares	Value
Australia — 1.8%
CSL, Ltd.	821	$ 144,988
		$ 144,988
Denmark — 2.1%
Novo Nordisk A/S, Class B	923	$ 170,251
		$ 170,251
France — 7.9%
LVMH Moet Hennessy Louis Vuitton SE	179	$ 151,373
Safran S.A.	953	152,733
Sanofi	1,922	204,700
Schneider Electric SE	713	122,214
		$ 631,020
Germany — 1.8%
Siemens AG	972	$ 146,024
		$ 146,024
Hong Kong — 2.0%
AIA Group, Ltd.	17,785	$ 160,923
		$ 160,923
India — 2.0%
HDFC Bank, Ltd. ADR	2,513	$ 156,585
		$ 156,585
Japan — 4.8%
Dentsu Group, Inc.	3,295	$ 98,409
Keyence Corp.	211	87,601
Nihon M&A Center Holdings, Inc.	10,566	58,692
Recruit Holdings Co., Ltd.	3,787	134,902
		$ 379,604
Netherlands — 3.5%
ASML Holding NV	178	$ 117,040
IMCD NV	1,205	165,967
		$ 283,007
Spain — 3.9%
Amadeus IT Group S.A.	1,900	$ 130,366
Security	Shares	Value
Spain (continued)
Iberdrola S.A.	15,128	$ 179,459
		$ 309,825
Switzerland — 7.5%
Nestle S.A.	2,549	$ 306,490
Roche Holding AG PC	527	154,669
TE Connectivity, Ltd.	1,026	135,832
		$ 596,991
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,148	$ 107,418
		$ 107,418
United Kingdom — 0.9%
RELX PLC	2,128	$ 69,362
		$ 69,362
United States — 60.9%
Alphabet, Inc., Class A(1)	2,887	$ 393,123
Amazon.com, Inc.(1)	2,448	337,849
AMETEK, Inc.	999	159,351
Boston Scientific Corp.(1)	3,643	196,503
CDW Corp.	917	193,625
Citigroup, Inc.	3,128	129,155
Coca-Cola Co. (The)	4,557	272,645
Danaher Corp.	958	253,870
Dollar Tree, Inc.(1)	1,356	165,920
GXO Logistics, Inc.(1)	2,760	176,557
Ingersoll Rand, Inc.	2,082	144,928
Intuit, Inc.	446	241,647
Intuitive Surgical, Inc.(1)	427	133,514
JPMorgan Chase & Co.	1,791	262,077
Microsoft Corp.	1,694	555,225
Mondelez International, Inc., Class A	3,395	241,928
TJX Cos., Inc. (The)	2,201	203,549
Verisk Analytics, Inc.	704	170,523
Visa, Inc., Class A	1,172	287,937
Walt Disney Co. (The)(1)	2,146	179,577
Zoetis, Inc.	916	174,507
		$4,874,010
Total Common Stocks (identified cost $5,959,506)		$8,030,008

Eaton Vance
Focused Global Opportunities Fund
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(2)	26,034	$ 26,034
Total Short-Term Investments (identified cost $26,034)		$ 26,034

Total Investments — 100.7% (identified cost $5,985,540)	$8,056,042
Other Assets, Less Liabilities — (0.7)%	$ (54,090)
Net Assets — 100.0%	$8,001,952
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2023.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	18.8%	$1,501,253
Information Technology	18.0	1,438,388
Health Care	17.9	1,433,002
Financials	12.5	996,677
Consumer Staples	12.3	986,983
Consumer Discretionary	10.3	823,137
Communication Services	8.4	671,109
Utilities	2.2	179,459
Short-Term Investments	0.3	26,034
Total	100.7%	$8,056,042
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at August 31, 2023.
Affiliated Investments
At August 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $26,034, which represents 0.3% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended August 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$60,947	$1,016,486	$(1,051,399)	$ —	$ —	$26,034	$2,969	26,034
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Focused Global Opportunities Fund
August 31, 2023
Portfolio of Investments (Unaudited) — continued

At August 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 264,003	$ 685,515	$ —	$ 949,518
Developed Europe	135,832	2,070,648	—	2,206,480
North America	4,874,010	—	—	4,874,010
Total Common Stocks	$5,273,845	$2,756,163*	$ —	$8,030,008
Short-Term Investments	$ 26,034	$ —	$ —	$ 26,034
Total Investments	$5,299,879	$2,756,163	$ —	$8,056,042
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
Reorganization
As of the close of business on September 15, 2023, the Fund was reorganized into the Calvert Global Equity Fund, a newly created series of Calvert Management Series, pursuant to an Agreement and Plan of Reorganization.
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